RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)											3 Months Ended			9 Months Ended	12 Months Ended
	Jun. 24, 2021	Jun. 21, 2019	May 31, 2019	May 01, 2019	Feb. 13, 2019	Oct. 18, 2018	Feb. 15, 2018	Feb. 13, 2018	Feb. 08, 2018	Nov. 02, 2016	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2019	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 24, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Long-Term Debt, Gross											$ 2,301,053			$ 2,301,053		$ 1,109,890			$ 612,355
Common Stock, Par or Stated Value Per Share											$ 0.001			$ 0.001		$ 0.001	$ 0.001		$ 0.001
JSJ Investments Inc [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Price									$ 0.12
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Long-Term Debt, Gross									$ 103,000
Debt Conversion, Converted Instrument, Rate									9.90%
MGW Investment I Limited [Member]
Related Party Transaction [Line Items]
Debt instrument, maturity date														Oct. 08, 2023		Oct. 08, 2023
Debt converted in stock, amount	$ 75,000
Debt instrument, conversion feature														on May 11th this note was amended and the maturity date was extended to October 8, 2023, and the restriction on the conversion of the note was removed if the holder of this note holds over 9.9% of the Company’s common stock. On June 24, 2021 MGW I converted $75,000 of the outstanding balance of this note into 625,000 shares of company’s common stock	on May 11th this note was amended and the maturity date was extended to October 8, 2023, and the restriction on the conversion of the note was removed if the holder of this note holds over 9.9% of the Company’s common stock. On June 24, 2021, MGW I converted $75,000 of the outstanding balance of this note into 625,000 shares of company’s common stock
Debt converted in stock, shares	625,000
Outstanding balance advance amount												$ 167,975	$ 167,975			$ 167,975
Due from to Related Party																		$ 500,000
Convertible Note Purchase Agreement [Member] | Corporation and Confections Ventures Limited [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Price								$ 0.12
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Debt instrument, maturity date								Dec. 31, 2015
Subscription Agreement [Member] | MGW Investment I Limited [Member]
Related Party Transaction [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			4,200,000
Sale of Stock, Consideration Received on Transaction			$ 1,999,200
Sale of Stock, Price Per Share			$ 0.476
Common Stock, Par or Stated Value Per Share			0.001
Warrants exercise price per share			$ 1.60
Convertible Notes [Member]
Related Party Transaction [Line Items]
Repayments of Convertible Debt										$ 84,000
Debt Instrument, Convertible, Conversion Price										$ 0.20
Debt Instrument, Interest Rate, Stated Percentage										10.00%
CVL Note [Member] | Convertible Note Purchase Agreement [Member] | Corporation and Confections Ventures Limited [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Price								$ 0.12
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Long-Term Debt, Gross								$ 939,500
Debt instrument, maturity date								Feb. 13, 2020
Debt Instrument, Convertible, Beneficial Conversion Feature								$ 532,383
CVL Note [Member] | Convertible Note Purchase Agreement [Member] | Mgw Investments [Member]
Related Party Transaction [Line Items]
Debt converted in stock, amount								$ 939,500
Excess Stock, Shares Authorized								800,000,000
MGWI Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Long-Term Debt, Gross									$ 153,123
Debt instrument, conversion feature		The MGWI Note was amended on June 21, 2019 to provide for a fixed price conversion of $.12 per share and remove the 9.9% conversion limitation							The MGWI Note is convertible into shares of the Corporation’s common stock at the lower of: (i) a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of a Conversion Notice; or (ii) 0.12. As a result of the closing of the transactions contemplated by the Stock Purchase Agreement and Convertible Note Purchase Agreement, the MGWI Note must be redeemed by the Corporation in an amount that will permit CVL and MGWI and their affiliates to hold 65% of the issued and outstanding Common Stock of the Corporation on a fully diluted basis.
MGWI Note [Member] | J S J Investments [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Mr Bennett [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Annual salary				$ 175,000
Chief Executive Officer [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture					500,000	500,000
Share Price					$ 0.0131
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture					$ 262,000
Chief Executive Officer [Member] | Kambiz Mahdi [Member]
Related Party Transaction [Line Items]
Payments to Acquire Productive Assets											$ 9,351					$ 10,241
Board Of Five Persons [Member] | Two Thousand Seventeen Stock Compensation Program [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																3,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price																$ 1.20
Board Of Six Persons [Member] | Two Thousand Seventeen Stock Compensation Program [Member]
Related Party Transaction [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																7,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price																$ 1.20
Ms Li Guirong [Member]
Related Party Transaction [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture							230,000
Share Price							$ 0.212
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture							$ 48,760